Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories.
Schedule of Inventory

	2025	2024
	US$'000	US$'000
Finished goods	141,842	167,225
Raw materials in progress and industrial supplies	126,587	141,998
Other inventories	37,731	37,916
Total	306,160	347,139